Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2020
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
(4)	Loans and Allowance for Loan Losses

The following tables present the recorded investment in loans by loan class:

	December 31, 2020
(dollars in thousands)	New York and other states*	Florida	Total
Commercial:
Commercial real estate	$148,775	18,666	167,441
Other	44,932	119	45,051
Real estate mortgage - 1 to 4 family:
First mortgages	2,606,781	1,098,915	3,705,696
Home equity loans	59,400	15,071	74,471
Home equity lines of credit	193,654	48,540	242,194
Installment	7,810	1,807	9,617
Total loans, net	$3,061,352	1,183,118	4,244,470
Less: Allowance for loan losses			49,595
Net loans			$4,194,875

	December 31, 2019
(dollars in thousands)	New York and other states*	Florida	Total
Commercial:
Commercial real estate	$162,186	17,752	179,938
Other	19,326	235	19,561
Real estate mortgage - 1 to 4 family:
First mortgages	2,541,440	953,995	3,495,435
Home equity loans	69,791	18,548	88,339
Home equity lines of credit	221,487	46,435	267,922
Installment	8,706	2,295	11,001
Total loans, net	$3,022,936	1,039,260	4,062,196
Less: Allowance for loan losses			44,317
Net loans			$4,017,879

* Includes New York, New Jersey, Vermont and Massachusetts.

As December 31, 2020, the commercial loan class includes $29 million of PPP loans.

At December 31, 2020 and 2019, the Company had approximately $24.7 million and $28.5 million of real estate construction loans, respectively. Of the $24.7 million in real estate construction loans at December 31, 2020, approximately $10.5 million were secured by first mortgages to residential borrowers with the remaining $14.2 million were to commercial borrowers for residential construction projects. Of the $28.5 million in real estate construction loans at December 31, 2019, approximately $10.7 million were secured by first mortgages to residential borrowers with the remaining $17.8 million were to commercial borrowers for residential construction projects.  The vast majority of construction loans are in the Company’s New York market.

At December 31, 2020 and 2019, loans to executive officers, directors, and to associates of such persons aggregated $16.3 million and $4.4 million, respectively.  During 2020, approximately $2.3 million of new loans were made and repayments of loans totaled approximately $1.8 million.  The composition of related parties changed during the year resulting in additions to outstanding loans of approximately $12.1 million, and reductions to loans of approximately $703 thousand at December 31, 2020.  All loans are current according to their terms.

TrustCo lends in the geographic territory of its branch locations in New York, Florida, Massachusetts, New Jersey and Vermont.  Although the loan portfolio is diversified, a portion of its debtors’ ability to repay depends significantly on the economic conditions prevailing in the respective geographic territory.

The following tables present the recorded investment in non-accrual loans by loan class:

	December 31, 2020
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$372	-	372
Other	80	-	80
Real estate mortgage - 1 to 4 family:
First mortgages	16,637	1,010	17,647
Home equity loans	80	47	127
Home equity lines of credit	2,662	130	2,792
Installment	43	-	43
Total non-accrual loans	19,874	1,187	21,061
Restructured real estate mortgages - 1 to 4 family	23	-	23
Total nonperforming loans	$19,897	1,187	21,084

	December 31, 2019
(dollars in thousands)	New York and other states*	Florida	Total
Loans in non-accrual status:
Commercial:
Commercial real estate	$733	-	733
Other	83	-	83
Real estate mortgage - 1 to 4 family:
First mortgages	15,385	1,468	16,853
Home equity loans	218	48	266
Home equity lines of credit	2,804	98	2,902
Installment	3	-	3
Total non-accrual loans	19,226	1,614	20,840
Restructured real estate mortgages - 1 to 4 family	29	-	29
Total nonperforming loans	$19,255	1,614	20,869

* Includes New York, New Jersey, Vermont and Massachusetts.

The Company transfers loans to other real estate owned, at fair value less cost to sell, in the period the Company obtains physical possession of the property (through legal title or through a deed in lieu).  As of December 31, 2020 and 2019, other real estate owned included $541 thousand and $1.2 million, respectively, of residential foreclosed properties.  In addition, non‑accrual residential mortgage loans that are in the process of foreclosure had a recorded investment of $11.6 million and $8.7 million as of December 31, 2020 and 2019, respectively.

The following tables present the aging of the recorded investment in past due loans by loan class and by region as of December 31, 2020 and 2019:

	December 31, 2020

New York and other states*:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$125	77	279	481	148,294	148,775
Other	-	-	80	80	44,852	44,932
Real estate mortgage - 1 to 4 family:
First mortgages	1,220	982	10,927	13,129	2,593,652	2,606,781
Home equity loans	120	1	48	169	59,231	59,400
Home equity lines of credit	401	344	1,273	2,018	191,636	193,654
Installment	3	-	43	46	7,764	7,810

Total	$1,869	1,404	12,650	15,923	3,045,429	3,061,352

Florida:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	-	-	18,666	18,666
Other	-	-	-	-	119	119
Real estate mortgage - 1 to 4 family:
First mortgages	365	517	655	1,537	1,097,378	1,098,915
Home equity loans	-	-	47	47	15,024	15,071
Home equity lines of credit	-	-	-	-	48,540	48,540
Installment	7	10	-	17	1,790	1,807

Total	$372	527	702	1,601	1,181,517	1,183,118

Total:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$125	77	279	481	166,960	167,441
Other	-	-	80	80	44,971	45,051
Real estate mortgage - 1 to 4 family:
First mortgages	1,585	1,499	11,582	14,666	3,691,030	3,705,696
Home equity loans	120	1	95	216	74,255	74,471
Home equity lines of credit	401	344	1,273	2,018	240,176	242,194
Installment	10	10	43	63	9,554	9,617

Total	$2,241	1,931	13,352	17,524	4,226,946	4,244,470

* Includes New York, New Jersey, Vermont and Massachusetts.

The following table presents the aging of the recorded investment in past due loans by loan class and by region:

	December 31, 2019

New York and other states*:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$141	-	617	758	161,428	162,186
Other	80	-	33	113	19,213	19,326
Real estate mortgage - 1 to 4 family:
First mortgages	3,444	292	11,328	15,064	2,526,376	2,541,440
Home equity loans	183	7	133	323	69,468	69,791
Home equity lines of credit	232	149	1,141	1,522	219,965	221,487
Installment	37	8	3	48	8,658	8,706

Total	$4,117	456	13,255	17,828	3,005,108	3,022,936

Florida:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	-	-	17,752	17,752
Other	-	-	-	-	235	235
Real estate mortgage - 1 to 4 family:
First mortgages	542	-	617	1,159	952,836	953,995
Home equity loans	63	-	-	63	18,485	18,548
Home equity lines of credit	80	-	50	130	46,305	46,435
Installment	-	-	-	-	2,295	2,295

Total	$685	-	667	1,352	1,037,908	1,039,260

Total:	30-59 Days	60-89 Days	90 + Days	Total 30+ days		Total
(dollars in thousands)	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$141	-	617	758	179,180	179,938
Other	80	-	33	113	19,448	19,561
Real estate mortgage - 1 to 4 family:
First mortgages	3,986	292	11,945	16,223	3,479,212	3,495,435
Home equity loans	246	7	133	386	87,953	88,339
Home equity lines of credit	312	149	1,191	1,652	266,270	267,922
Installment	37	8	3	48	10,953	11,001

Total	$4,802	456	13,922	19,180	4,043,016	4,062,196

* Includes New York, New Jersey, Vermont and Massachusetts.

At December 31, 2020 and 2019, there were no loans that are 90 days past due and still accruing interest.  As a result, non‑accrual loans includes all loans 90 days past due and greater as well as certain loans less than 90 days past due that were placed in non‑accruing status for reasons other than delinquent status.  There are no commitments to extend further credit on nonaccrual or restructured loans.

Activity in the allowance for loan losses by portfolio segment is summarized as follows:

	For the year ended December 31, 2020
(dollars in thousands)	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total

Balance at beginning of period	$3,999	39,748	570	44,317
Loans charged off:
New York and other states*	36	404	187	627
Florida	-	-	34	34
Total loan chargeoffs	36	404	221	661

Recoveries of loans previously charged off:
New York and other states*	10	314	12	336
Florida	-	3	-	3
Total recoveries	10	317	12	339
Net loans charged off	26	87	209	322
Provision for loan losses	167	5,289	144	5,600
Balance at end of period	$4,140	44,950	505	49,595

	For the year ended December 31, 2019
(dollars in thousands)	Commercial	Real Estate Mortgage- 1 to 4 Family	Installment	Total

Balance at beginning of period	$4,048	39,772	946	44,766
Loans charged off:
New York and other states*	20	945	165	1,130
Florida	-	29	48	77
Total loan chargeoffs	20	974	213	1,207

Recoveries of loans previously charged off:
New York and other states*	46	496	21	563
Florida	-	36	-	36
Total recoveries	46	532	21	599
Net loans charged off (recoveries)	(26)	442	192	608
Provision (recoveries) for loan losses	(75)	418	(184)	159
Balance at end of period	$3,999	39,748	570	44,317

* Includes New York, New Jersey, Vermont and Massachusetts.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2020 and 2019:

	December 31, 2020
(dollars in thousands)	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total

Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,140	44,950	505	49,595

Total ending allowance balance	$4,140	44,950	505	49,595

Loans:
Individually evaluated for impairment	$1,028	20,553	-	21,581
Collectively evaluated for impairment	211,464	4,001,808	9,617	4,222,889

Total ending loans balance	$212,492	4,022,361	9,617	4,244,470

	December 31, 2019
(dollars in thousands)	Commercial Loans	1-to-4 Family Residential Real Estate	Installment Loans	Total

Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	3,999	39,748	570	44,317

Total ending allowance balance	$3,999	39,748	570	44,317

Loans:
Individually evaluated for impairment	$1,437	19,539	-	20,976
Collectively evaluated for impairment	198,062	3,832,157	11,001	4,041,220

Total ending loans balance	$199,499	3,851,696	11,001	4,062,196

The Company has identified nonaccrual commercial and commercial real estate loans, as well as all loans restructured under a TDR, as impaired loans.  A loan is considered impaired when it is probable that the borrower will be unable to repay the loan according to the original contractual terms of the loan agreement or the loan is restructured in a TDR.

A loan for which the terms have been modified, and for which the borrower is experiencing financial difficulties, is considered a TDR and is classified as impaired.  TDR’s at December 31, 2020 and 2019 are measured at the present value of estimated future cash flows using the loan’s effective rate at inception or the fair value of the underlying collateral if the loan is considered collateral dependent.

The following tables present impaired loans by loan class as of December 31, 2020 and 2019:

	December 31, 2020
New York and other states*:
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$819	943	-	1,186
Other	111	111	-	103
Real estate mortgage - 1 to 4 family:
First mortgages	15,024	15,411	-	14,110
Home equity loans	219	240	-	235
Home equity lines of credit	2,158	2,298	-	2,258

Total	18,331	19,003	-	17,892

Florida:
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	98	98	-	105
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	2,908	2,908	-	2,555
Home equity loans	-	-	-	16
Home equity lines of credit	244	244	-	246

Total	$3,250	3,250	-	2,922

Total:
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$917	1,041	-	1,291
Other	111	111	-	103
Real estate mortgage - 1 to 4 family:
First mortgages	17,932	18,319	-	16,665
Home equity loans	219	240	-	251
Home equity lines of credit	2,402	2,542	-	2,504

Total	$21,581	22,253	-	20,814

* Includes New York, New Jersey, Vermont and Massachusetts.

	December 31, 2019
New York and other states*:
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$1,217	1,359	-	1,385
Other	115	115	-	38
Real estate mortgage - 1 to 4 family:
First mortgages	14,414	14,714	-	14,358
Home equity loans	235	255	-	241
Home equity lines of credit	2,160	2,300	-	2,274

Total	$18,141	18,743	-	18,296

Florida:
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$105	105	-	82
Other	-	-	-	26
Real estate mortgage - 1 to 4 family:
First mortgages	2,486	2,486	-	2,259
Home equity loans	-	-	-	51
Home equity lines of credit	244	244	-	249

Total	$2,835	2,835	-	2,667

Total:
(dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	YTD Avg Recorded Investment

Commercial:
Commercial real estate	$1,322	1,464	-	1,467
Other	115	115	-	64
Real estate mortgage - 1 to 4 family:
First mortgages	16,900	17,200	-	16,617
Home equity loans	235	255	-	292
Home equity lines of credit	2,404	2,544	-	2,523

Total	$20,976	21,578	-	20,963

* Includes New York, New Jersey, Vermont and Massachusetts.

The Company has not committed to lend additional amounts to customers with outstanding loans that are classified as impaired.  Interest income recognized on impaired loans was not material in 2020, 2019, and 2018.

Included in impaired loans are approximately $11.7 million and $11.1 million of loans in accruing status that were identified as TDR’s as of December 31, 2020 and 2019, respectively.

Management evaluates impairment on impaired loans on a quarterly basis.  If, during this evaluation, impairment of the loan is identified, a charge‑off is taken at that time if necessary.  As a result, as of December 31, 2020 and 2019, based upon management’s evaluation and due to the sufficiency of charge‑offs taken, none of the allowance for loan losses has been allocated to a specific impaired loan(s).

The following table presents modified loans by class that were determined to be TDR’s that occurred during the years ended December 31, 2020, 2019 and 2018:

	Year ended 12/31/20			Year ended 12/31/19			Year ended 12/31/18
New York and other states*:
(dollars in thousands)	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Commercial:
Commercial real estate	1	$125	125	1	$125	125	6	$747	747
Real estate mortgage - 1 to 4 family:
First mortgages	12	2,303	2,303	18	2,621	2,621	18	2,349	2,349
Home equity loans	-	-	-	-	-	-	1	6	6
Home equity lines of credit	3	169	169	2	235	235	5	325	325

Total	16	$2,597	2,597	21	$2,981	2,981	30	$3,427	3,427

Florida:
(dollars in thousands)	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment

Real estate mortgage - 1 to 4 family:
First mortgages	4	$586	586	6	$632	632	1	$35	35
Home equity loans	-	-	-	-	-	-	-	-	-
Home equity lines of credit	-	-	-	-	-	-	-	-	-

Total	4	$586	586	6	$632	632	1	$35	35

* Includes New York, New Jersey, Vermont and Massachusetts.

The addition of these TDR’s did not have a significant impact on the allowance for loan losses.

The following table presents loans by class modified as TDR’s that occurred during the years ended December 31, 2020, 2019 and 2018 for which there was a payment default within 12 months of modification:

	Year ended 12/31/20		Year ended 12/31/19		Year ended 12/31/18
New York and other states*: (dollars in thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment

Real estate mortgage - 1 to 4 family:
First mortgages	4	$457	2	$418	1	$101
Home equity loans	1	19	-	-	-	-
Home equity lines of credit	-	-	-	-	-	-

Total	5	$476	2	$418	1	$101

Florida: (dollars in thousands)	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment

Real estate mortgage - 1 to 4 family:
First mortgages	-	$-	-	$-	-	$-
Home equity lines of credit	-	-	-	-	-	-

Total	-	$-	-	$-	-	$-

* Includes New York, New Jersey, Vermont and Massachusetts.

In situations where the Bank considers a loan modification, management determines whether the borrower is experiencing financial difficulty by performing an evaluation of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification.  This evaluation is performed under the Company’s underwriting policy.  Generally, the modification of the terms of loans was the result of the borrower filing for bankruptcy protection.  Chapter 13 bankruptcies generally include the deferral of all past due amounts for a period of generally 60 months in accordance with the bankruptcy court order.  In the case of Chapter 7 bankruptcies, even though there is no modification of terms, the borrowers’ debt to the Company was discharged and they may not reaffirm the debt.

A loan is considered to be in payment default once it is 90 days contractually past due under the modified terms.  In situations involving a borrower filing for Chapter 13 bankruptcy protection, however, a loan is considered to be in payment default once it is 30 days contractually past due, consistent with the treatment by the bankruptcy court.

The TDR’s that subsequently defaulted described above did not have a material impact on the allowance for loan losses as the underlying collateral was evaluated at the time these loans were identified as TDR’s, and a charge‑off was taken at that time, if necessary.  Collateral values on these loans are reviewed for collateral sufficiency on a quarterly basis.

As noted above, loan modifications and payment deferrals as a result of COVID-19 that meet the criteria established under Section 4013 of the CARES Act or under applicable interagency guidance of the federal banking regulators are excluded from evaluation of TDR classification and will continue to be reported as current during the payment deferral period. The Company’s policy is to continue to accrue interest during the deferral period. Loans not meeting the CARES ACT or regulatory guidance are evaluated for TDR and non-accrual treatment under the Company’s existing policies and procedures.  Loan modifications made pursuant to the CARES ACT that were in payment deferral at December 31, 2020 totaled approximately $2 million of residential loans. There were no commercial or installment loan deferrals as of December 31, 2020.

The Company categorizes non-homogenous loans such as commercial and commercial real estate loans into risk categories based on relevant information about the ability of borrowers to service their debt, such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.  On at least an annual basis, in accordance with the Company’s Loan Policy, the Company analyzes non-homogeneous loans, individually by grading the loans based on credit risk.  The loan grades assigned to all loan types are also tested by the Company’s external loan review firm in accordance with the Company’s loan review policy.

The Company uses the following definitions for classified loans:

Special Mention: Loans classified as special mention have a potential weakness that deserves management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard: Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful: Loans classified as doubtful have all the weaknesses inherent in those loans classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.  All doubtful loans are considered impaired.

Loans not meeting the criteria above that are analyzed individually as part of the above-described process are considered to be pass rated loans.

As of December 31, 2020 and 2019, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	December 31, 2020
New York and other states*: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$145,741	3,034	148,775
Other	44,522	410	44,932
	$190,263	3,444	193,707

Florida: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$18,092	574	18,666
Other	119	-	119
	$18,211	574	18,785

Total: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$163,833	3,608	167,441
Other	44,641	410	45,051
	$208,474	4,018	212,492

* Includes New York, New Jersey and Massachusetts.

	December 31, 2019
New York and other states*: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$157,280	4,906	162,186
Other	18,384	942	19,326
	$175,664	5,848	181,512

Florida: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$17,752	-	17,752
Other	235	-	235
	$17,987	-	17,987

Total: (dollars in thousands)	Pass	Classified	Total

Commercial:
Commercial real estate	$175,032	4,906	179,938
Other	18,619	942	19,561
	$193,651	5,848	199,499

* Includes New York, New Jersey and Massachusetts.

Included in classified loans in the above tables are impaired loans of $796 thousand and $816 thousand at December 31, 2020 and 2019, respectively.

For homogeneous loan pools, such as residential mortgages, home equity lines of credit, and installment loans, the Company uses payment status to identify the credit risk in these loan portfolios.  Payment status is reviewed on a daily basis by the Bank’s collection area and on a monthly basis with respect to determining the adequacy of the allowance for loan losses.  The payment status of these homogeneous pools at December 31, 2020 and 2019 is included in the aging of the recorded investment of past due loans table.  In addition, the total nonperforming portion of these homogeneous loan pools at December 31, 2020 and 2019 is presented in the recorded investment in non-accrual loans table.

As of December 31, 2020, the company granted 663 PPP loans totaling $46 million of which 514 PPP loans totaling $29 million remain outstanding.